Investments in Associates and Joint Ventures - Information of Individually Immaterial Joint Ventures - Additional Information (Detail) - Aggregated individually immaterial joint ventures [member] - PHP (₱)
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Outstanding contingent liabilities	₱ 0	₱ 0
Tranche One [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Outstanding contingent liabilities			₱ 754,000,000
Tranche Two [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Outstanding contingent liabilities			13,000,000
Tranche Three [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Outstanding contingent liabilities			₱ 620,000,000